Supplemental information on oil and gas producing activities (Details 4) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exploration for and evaluation of mineral resources [Abstract]
Future cash inflows	$ 275,046,421	$ 182,114,282	$ 140,458,230
Future costs
Production	(90,176,326)	(70,159,534)	(60,705,779)
Development	(21,945,453)	(14,860,992)	(12,005,835)
Income taxes	(41,102,015)	(23,660,328)	(15,400,000)
Future net cash flow	121,822,627	73,433,428	52,346,616
10% discount factor	(35,518,187)	(22,216,583)	(18,221,004)
Standardized measure of discounted net cash flows	$ 86,304,440	$ 51,216,845	$ 34,125,612